OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current non-financial assets
Total	$ 206,059	$ 167,890
Non-current non-financial assets
Other non-current non-financial assets	92,514	88,549
Total	63,321	10,525
Current non-financial liabilities
Other Current non-financial liabilities	242,978	173,654
Total	375,451	339,441
Non-current non-financial liabilities
Other non-current non-financial liabilities	69,872	77,006
Total	5,155,371	5,374,864
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize current	56,171	56,949
Prepayment to amortize (insurance and others)	17,474	21,749
Recoverable taxes (related to purchases)	126,368	83,996
Other current non-financial assets	6,046	5,196
Total	206,059	167,890
Non-current non-financial assets
Roads to amortize, non-current	71,094	72,054
Guarantee values	4,400	3,296
Recoverable taxes	6,363	4,605
Other non-current non-financial assets	10,657	8,594
Total	92,514	88,549
Current non-financial liabilities
Provision of minimum dividend	189,375	125,657
ICMS, PIS-COFINS and other tax payables Brazil	32,145	24,590
Other tax payable	14,186	17,618
Other Current non-financial liabilities	7,272	5,789
Total	242,978	173,654
Non-current non-financial liabilities
ICMS and other tax payable - Brazil	66,736	74,780
Other non-current non-financial liabilities	3,136	2,226
Total	$ 69,872	$ 77,006